Property, Plant and Equipment, Net - Assets Under Construction (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment Temporarily Idle	$ 2,279	$ 3,358
Development and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment Temporarily Idle	2,142	2,415
Refining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment Temporarily Idle	$ 137	$ 943